Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities
Carrying Amounts of Assets and Liabilities of Consolidated Variable Interest Entities (Table)

	December 31, 2022		December 31, 2021
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities

	(in millions)
Real estate (1)	$689.6	$42.2	$709.6	$36.1
Residential mortgage loans (2)	1,182.6	41.8	1,263.2	20.3
Total	$1,872.2	$84.0	$1,972.8	$56.4
(1)	The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.
(2)	The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities primarily include other liabilities.

Asset Carrying Value and Maximum Loss Exposure of Unconsolidated Variable Interest Entities (Table)

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
Corporate	$111.8	$127.2
Residential mortgage-backed pass-through securities	2,170.9	2,362.1
Commercial mortgage-backed securities	4,827.5	5,529.7
Collateralized debt obligations (2)	4,560.2	4,813.4
Other debt obligations	6,483.3	7,537.2
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	5.4	5.4
Commercial mortgage-backed securities	83.4	83.4
Collateralized debt obligations (2)	5.7	5.7
Other debt obligations	80.0	80.0
Other investments:
Other limited partnership and fund interests	1,088.5	1,765.4

December 31, 2021
Fixed maturities, available-for-sale:
Corporate	$142.1	$136.9
Residential mortgage-backed pass-through securities	2,342.3	2,296.9
Commercial mortgage-backed securities	5,513.7	5,388.7
Collateralized debt obligations (2)	3,533.5	3,539.1
Other debt obligations	7,441.8	7,368.3
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	8.4	8.4
Commercial mortgage-backed securities	24.6	24.6
Collateralized debt obligations (2)	7.5	7.5
Other debt obligations	8.2	8.2
Other investments:
Other limited partnership and fund interests	862.6	1,447.0
(1)	Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.